Putnam
Intermediate
U.S. Government
Income Fund

SEMIANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam Intermediate U.S. Government Income Fund continues to provide above-average performance. For the 12-month period ended June 30, 1998, the fund's class A share total return ranked 14 out of 99 short/intermediate U.S. government funds tracked by Lipper Analytical Services, placing it in the top 14% of this category.*

* "Inflation -- a bond buyer's worst enemy -- could fall as low as 1% this year, many economists say. Further Asian economic weakness could also help boost bonds in the months ahead."

                                --  The Wall Street Journal, May 8, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

14 Financial statements

* Past performance is not indicative of future results. Lipper Analytical Services, an independent research organization, ranks funds according to total-return performance. Its rankings vary over time and do not reflect the effects of sales charges. The fund's class A shares were ranked 6 out of 48 short/intermediate U.S. government funds for 5-year performance through 6/30/98. The fund's class A, class B, and class M shares were ranked 14, 38, and 23, respectively, for 1-year performance.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of funds to the safety of the U.S. bond market during the first half of Putnam Intermediate U.S. Government Income Fund's fiscal year pulled down yields on most bonds -- as the brisk demand moved their prices higher. This was especially the case for the U.S. Treasury issues that make up more than two thirds of your fund's portfolio.

The Federal Reserve Board kept close watch on the economy and the markets but in the end remained on the sidelines, apparently content that the U.S. economic engine was still sufficiently under control.

During the period, Fund Manager Michael Martino focused on a strategy aimed at minimizing the effects of market volatility while maximizing the returns on Treasury securities. Toward the end of the period, he began increasing the fund's mortgage-backed security holdings.

In the following report, Mike discusses the fund's strategy during the six months ended May 31, 1998, and looks at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Michael Martino

The U.S. bond markets enjoyed healthy rallies during the winter and spring of 1998, spurred by a positive economic backdrop in the United States and strong demand for U.S. dollar-denominated assets. For the six months ended May 31, 1998, Putnam Intermediate U.S. Government Income Fund provided a 3.32% return at net asset value for its class A shares. Taking the fund's maximum initial sales charge into account, the fund's class A shares provided a 0.05% return at public offering price. For more information on the fund's performance, including returns for other share classes, please see pages 8 and 9.

* DURATION STRATEGY MAXIMIZES TREASURY RETURNS

The fund's solid performance is largely the result of its stake in the Treasury sector. During the period, the prices of Treasury securities benefited from a combination of low inflation and heightened demand for U.S. dollar-denominated assets with intermediate Treasuries returning 3.5% as measured by the Lehman Brothers Intermediate Treasury Index. The economy grew at an annualized rate of 4.8% in the first quarter of 1998 and consumer spending soared, yet inflation recorded its smallest increase in 30 years. Investors took the rapid economic growth in stride, counting on the negative trade effects of the Asian slump to offset any price increases. In fact, the economic crisis in Asia added to the demand for U.S. dollar assets -- particularly Treasuries -- as investors from Japan and other Pacific Rim nations sought safer havens for their investments.

With an intermediate-term focus, your fund strives to reduce unwanted fluctuations in net asset value by limiting its sensitivity to changes in interest rates. The fund's mix of securities is managed so that the portfolio's average duration -- a measure of interest-rate sensitivity -- remains between 2.5 and 4 years. Essentially, the shorter a portfolio's duration, the less likely the chance that its net asset value will be adversely affected by an increase in rates. The tradeoff for this protection is that a short duration restricts a fund's participation in market rallies.

To make the most of the rally in Treasury prices during the period, we concentrated assets in relatively long-term Treasury notes -- those with durations greater than 4 years -- and cash. In particular, 5- and 10-year notes helped the fund achieve an above-average total return for the period, while a 12% cash position helped keep the fund's overall duration within the bounds of an intermediate-term investment vehicle. (The fund's duration was 2.7 years at the end of the period.) In May, we sold the fund's 10-year notes, with the view that a mild correction in that segment of the market was more likely than any meaningful appreciation in the near future.

* MORTGAGE-BACKED SECURITIES PERFORM WELL DESPITE HIGHER PREPAYMENTS

Usually when Treasuries are this strong, mortgage-backed securities suffer because of prepayment concerns. As interest rates fall, many homeowners refinance their mortgages, returning the principal to mortgage investors. In addition to disrupting an investor's income stream, this prepayment of principal forces the investor to reinvest at lower prevailing rates. In January, mortgage refinancing reached an all-time high, as measured by the Mortgage Bankers Refinancing Index.

[GRAPHIC OMITTED: horizontal bar chart of COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                          11/30/97        5/31/98

Fixed-rate
mortgage-backed
securities                 13.7%           36.4%

Adjustable-rate
mortgage-backed
securities                  1.5%            1.1%

U.S. Treasury
securities                 66.8%           49.9%

Cash and
short-term
investments                17.3%           11.9%

Footnote reads:
* Based on net assets. Composition will vary over time.

[GRAPHIC OMITTED: vertical bar chart of EFFECTIVE MATURITY OVERVIEW]

EFFECTIVE MATURITY OVERVIEW*

0-1 years     20.67%

1-5 years     58.02%

5+ years      21.31%

Footnote reads:
* Based on net assets as of 5/31/98. Measures of effective maturity are derived from calculations that incorporate assumptions about prepayment rates and cash flows of mortgage-backed securities. The actual, or effective, maturities of mortgage-backed securities are frequently shorter than their stated maturities. Effective maturities and the assumptions on which they are based will vary over time.

Investors did not abandon mortgage-backed securities, however. Many, seeking the relatively higher yields offered by these securities, simply reinvested their prepaid principal, keeping demand strong. For the six-month period, the Lehman Brothers Mortgage-Backed Securities Index returned 3.82% while intermediate Treasuries returned 3.5% as measured by the Lehman Brothers Intermediate Treasury Index.

Using cash and proceeds from the sale of 10-year Treasuries, we added to the fund's mortgage-backed weighting late in the period. To reduce prepayment risk, we focused on GNMA 7% coupon bonds and seasoned 8% coupon bonds. (A coupon is a bond's stated yield at issuance.) A 7% coupon bond is considered relatively safe from prepayment because the owner of that mortgage has little to gain by refinancing. Seasoned mortgages are those that could have been refinanced in the past but were not thus, they are not likely to be refinanced now. Traditionally the summer is a less volatile time for mortgage-backed securities, since homeowners tend to be more interested in taking vacations than refinancing their mortgages. We expect to increase the fund's mortgage-backed position again this summer.

* BOND MARKET OUTLOOK FAVORABLE

We are optimistic about the prospects for continued positive performance in the bond market. At this point, we believe inflation poses no real threat to fixed-income investors. In fact, we expect GDP growth in the second quarter of 1998 will slow to roughly half that of the first quarter, sparking renewed interest in the bond market.

The widely anticipated federal budget surplus this year should also be a plus for bonds, since it means less Treasury issuance -- and therefore less supply relative to demand -- in the future. That said, if Treasuries rally much further this summer, we will rein in the fund's duration toward the low end of our designated range (approximately 2.5 years). As always, we will continue to seek opportunities for income and price appreciation in sectors of the bond market we believe will benefit from the current economic and interest-rate environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                                      Class A         Class B       Class M
(inception date)                     (2/16/93)       (2/16/93)     (4/3/95)
                                    NAV     POP     NAV    CDSC   NAV      POP
------------------------------------------------------------------------------
6 months                           3.32%   0.05%   3.00%   0.00%   3.23%  1.17%
------------------------------------------------------------------------------
1 year                             8.10    4.63    7.44    4.44    7.92   5.73
------------------------------------------------------------------------------
5 years                           32.01   27.65   28.35   28.35   31.34  28.76
Annual average                     5.71    5.00    5.12    5.12    5.60   5.19
------------------------------------------------------------------------------
Life of fund                      33.43   29.04   29.52   29.52   32.51  29.93
Annual average                     5.61    4.95    5.02    5.02    5.48   5.08
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/98

                                      Lehman Bros.
                                      Intermediate      Consumer
                                   Govt. Bond Index   Price Index
------------------------------------------------------------------------------
6 months                                 4.09%           0.80%
------------------------------------------------------------------------------
1 year                                  11.23            1.69
------------------------------------------------------------------------------
5 years                                 39.54           12.90
Annual average                           6.89            2.46
------------------------------------------------------------------------------
Life of fund                            40.93           13.77
Annual average                           6.75            2.49
------------------------------------------------------------------------------

Past performance is not indicative of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00%, respectively. Class B share returns for the 1-, 5-, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3.00% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class M shares, and the higher operating expenses applicable to such shares. Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data for periods before 4/10/95 do not reflect current investment policies.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/98

                                  Class A             Class B       Class M
------------------------------------------------------------------------------
Distributions (number)               6                   6             6
------------------------------------------------------------------------------
Income                           $0.141000           $0.126102     $0.137272
------------------------------------------------------------------------------
Capital gains                        --                  --           --
------------------------------------------------------------------------------
  Total                          $0.141000           $0.126102     $0.137272
------------------------------------------------------------------------------
Share value:                   NAV      POP            NAV        NAV     POP
------------------------------------------------------------------------------
11/30/97                      $4.90    $5.06          $4.91      $4.91   $5.01
------------------------------------------------------------------------------
5/31/98                        4.92     5.09           4.93       4.93    5.03
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1         6.00%    5.80%          5.37%      5.83%   5.71%
------------------------------------------------------------------------------
Current 30-day SEC yield2      5.00     4.84           4.67       5.16    5.06
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                                 Class A         Class B         Class M
(inception date)                (2/16/93)       (2/16/93)       (4/3/95)
                               NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                      3.11%  -0.34%   3.01%   0.01%   3.02%    0.97%
------------------------------------------------------------------------------
1 year                        7.85    4.39    7.42    4.42    7.67     5.49
------------------------------------------------------------------------------
5 years                      32.08   27.72   28.42   28.42   31.37    28.80
Annual average                5.72    5.02    5.13    5.13    5.61     5.19
------------------------------------------------------------------------------
Life of fund                 34.34   29.92   30.34   30.34   33.40    30.79
Annual average                5.65    5.00    5.06    5.06    5.51     5.13
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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Portfolio of investments owned
May 31, 1998 (Unaudited)




U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (87.4%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Obligations  (37.5%)
-------------------------------------------------------------------------------------------------------------
          $ 2,757,837  Federal Home Loan Mortgage Corp. 7 1/2s,
                         August 1, 2007                                                        $    2,841,427
                       Federal National Mortgage Association
           29,300,000    5 3/4s, with due dates from April 15, 2003 to
                         February 15, 2008                                                         29,045,727
            5,785,000    5 5/8s March 15, 2001                                                      5,771,460
              267,672  Federal National Mortgage Association Adjustable
                         Rate Mortgage 6.237s, with due dates from
                         November 1, 2024 to July 1, 2026                                             269,179
                       Federal National Mortgage Association Pass-Through
                         Certificates
              109,325    11 1/4s, October 1, 2010                                                     124,015
              484,029    8s, May 1, 2013                                                              492,146
           12,736,432    7s, Dwarf, with due dates from October 1, 2010 to
                         January 1, 2013                                                           12,987,088
              692,916  Government National Mortgage Association 7s,
                         May 15, 2028                                                                 703,739
            3,541,174  Government National Mortgage Association
                         Adjustable Rate Mortgage 7s, July 20, 2026                                 3,625,277
                       Government National Mortgage Association Pass-Through
                         Certificates
            3,515,860    8 1/2s, October 15, 2008                                                   3,734,502
           18,663,317    8s, with due dates from May 15, 2024 to
                         March 15, 2028                                                            19,411,170
              539,330    7 1/2s, with due dates from April 15, 2026 to
                         December 15, 2027                                                            555,844
               25,314    7s, with due dates from September 15, 2025 to
                         May 15, 2028                                                              49,760,801
                                                                                               --------------
                                                                                                  129,322,375

U.S. Treasury Obligations  (49.9%)
-------------------------------------------------------------------------------------------------------------
            5,000,000  U.S. Treasury Bonds 5 7/8s, July 31, 1999                                    5,016,400
                       U.S. Treasury Notes
           30,000,000    8 1/4s, July 15, 1998                                                     30,112,500
           10,000,000    8s, May 15, 2001                                                          10,648,400
           50,000,000    6s, July 31, 2002                                                         50,703,000
           25,000,000    5 3/4s, October 31, 2002                                                  25,125,000
           25,000,000    5 3/4s, November 15, 2000                                                 25,105,500
           25,000,000    5 5/8s, December 31, 2002                                                 25,019,500
                                                                                               --------------
                                                                                                  171,730,300
                                                                                               --------------
                       Total U.S. Government and Agency Obligations
                         (cost $301,264,987)                                                   $  301,052,675

SHORT-TERM INVESTMENTS  (11.9%) (a) (cost $41,012,619)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
           41,000,000  Interest in $459,951,000 joint repurchase agreement dated May 29, 1998 with Morgan (J.P.)  & Co., Inc.
                         due June 1, 1998 with respect to various U.S. Treasury
                         obligations -- maturity value of $41,018,928 for an
                         effective yield of 5.54%                                              $   41,012,619
-------------------------------------------------------------------------------------------------------------
                       Total Investments  (cost $342,277,606) (b)                              $  342,065,294
-------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $344,273,857.

(b) The aggregate identified cost on a tax basis is $342,683,075, resulting in gross unrealized appreciation and depreciation of $1,192,869 and $1,810,650, respectively, or net unrealized depreciation of $617,781.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $342,277,606) (Note 1)                                                $342,065,294
---------------------------------------------------------------------------------------------------
Cash                                                                                        516,929
---------------------------------------------------------------------------------------------------
Interest receivable                                                                       3,624,589
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,650,131
---------------------------------------------------------------------------------------------------
Total assets                                                                            347,856,943

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       152,938
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,528,255
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                508,070
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   60,818
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                10,442
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,100
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      121,614
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    8,416
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      191,433
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,583,086
---------------------------------------------------------------------------------------------------
Net assets                                                                             $344,273,857

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         347,028,230
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (1,105,041)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                    (1,437,020)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                 (212,312)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $344,273,857

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($147,054,098 divided by 29,869,489 shares)                                                   $4.92
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $4.92)*                                        $5.09
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($80,009,310 divided by 16,236,814 shares)**                                                  $4.93
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,495,898 divided by 1,519,030 shares)                                                      $4.93
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $4.93)*                                        $5.03
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($109,714,551 divided by 22,292,112 shares)                                                   $4.92
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1998 (Unaudited)

Interest income                                                                        $10,358,408
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,016,371
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             310,521
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            6,881
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,287
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      191,033
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      297,053
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       13,217
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               2,575
--------------------------------------------------------------------------------------------------
Other                                                                                       13,901
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,854,839
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (100,862)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,753,977
--------------------------------------------------------------------------------------------------
Net investment income                                                                    8,604,431
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         3,529,378
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                            (1,041,782)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  2,487,596
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $11,092,027
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                              May 31       November 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  8,604,431       $ 12,568,098
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          3,529,378            827,510
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                               (1,041,782)          (425,668)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     11,092,027         12,969,940
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (4,088,492)        (7,851,870)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,872,463)        (3,172,610)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (201,476)          (264,827)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (3,547,041)        (1,186,579)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        12,425,039        125,105,135
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             13,807,594        125,599,189

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     330,466,263        204,867,074
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $1,105,041 and $- respectively)                                   $344,273,857       $330,466,263
----------------------------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                         May 31                                                                        Feb. 16, 1993+
operating performance         (Unaudited)                            Year ended November 30                        to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $4.90            $4.90            $4.92            $4.60            $4.91            $5.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13 (a)          .28              .29              .27              .27 (b)          .21 (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .03               --             (.02)             .35             (.32)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .16              .28              .27              .62             (.05)             .12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.14)            (.28)            (.26)            (.29)            (.24)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --             (.01)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.03)              -- (e)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.14)            (.28)            (.29)            (.30)            (.26)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $4.92            $4.90            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)           3.32*            5.98             5.71            13.85            (1.12)            2.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $147,054         $135,283         $143,575          $57,049          $53,831          $19,088
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)            .53*            1.15             1.22             1.20             1.09 (b)         1.05(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.58*            5.77             5.54             5.78             5.59 (b)         3.13(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             98.45*          188.39           367.19           383.88           351.62           309.80*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                         May 31                                                                        Feb. 16, 1993+
operating performance         (Unaudited)                            Year ended November 30                        to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $4.91            $4.90            $4.92            $4.60            $4.91            $5.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .11(a)           .26              .26              .24              .24(b)           .18(a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .04        -                     (.02)             .35             (.32)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .15              .26              .24              .59             (.08)             .10
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.13)            (.25)            (.24)            (.26)            (.21)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --             (.01)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.02)              -- (e)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.13)            (.25)            (.26)            (.27)            (.23)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $4.93            $4.91            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)           3.00*            5.56             5.08            13.17            (1.71)            1.95*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $80,009          $68,137          $56,889          $23,201          $21,243           $4,317
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)            .83*            1.75             1.80             1.81             1.69(b)           .67(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.29*            5.16             4.94             5.17             4.98(b)          3.53(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             98.45*          188.39           367.19           383.88           351.62           309.80*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                           May 31                  Year ended           Apr. 3, 1995+
operating performance                                           (Unaudited)                 November 30            to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $4.91            $4.90            $4.93            $4.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .12(a)           .28              .27              .12(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .04              .01             (.02)             .32
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .16              .29              .25              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.14)            (.28)            (.26)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                       --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --             (.02)              --(e)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.14)            (.28)            (.28)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $4.93            $4.91            $4.90            $4.93
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                             3.23*           6.03             5.33             9.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $7,496           $7,158           $4,404           $1,058
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                              .60*           1.30             1.35              .87*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.51*           5.55             5.28             3.37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               98.45*         188.39           367.19           383.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                       ended   For the period
Per-share                                                                                             May 31     Oct. 1, 1997+
operating performance                                                                             (Unaudited)      to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $4.90            $4.90
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .13 (a)          .05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                               .04               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .17              .05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.15)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.15)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $4.92            $4.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                                                               3.45*            1.03*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $109,715         $119,889
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                                                                .40*             .15*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               2.70*             .96*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 98.45*          188.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Notes to financial statements
May 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares within approximately six to eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1997, the fund had a capital loss carryover of approximately $22,832,000. This amount includes approximately $21,210,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

  Loss Carryover             Expiration
------------------    ------------------------
 $ 7,198,000             November 30, 2000
  13,497,000             November 30, 2001
   1,622,000             November 30, 2002
     515,000             November 30, 2003

F) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $49,893. The expenses have been fully amortized over a five year period as of May 31, 1998.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1998, fund expenses were reduced by $100,862 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam accordance with the Deferral Plan.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 0.85% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 0.85% and 0.40% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $29,837 and $1,184 from the sale of class A and class M shares, respectively and $55,984 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $12,527 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1998, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $436,563,182 and $290,628,618, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      15,301,938      $75,407,336
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       591,035        2,913,657
------------------------------------------------------------
                                 15,892,973       78,320,993

Shares
repurchased                     (13,612,085)     (67,073,109)
------------------------------------------------------------
Net increase                      2,280,888      $11,247,884
------------------------------------------------------------

                                            Year ended
                                         November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      33,183,898     $161,148,766
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,158,074        5,623,653
------------------------------------------------------------
                                 34,341,972      166,772,419

Shares
repurchased                     (36,082,598)    (175,289,231)
------------------------------------------------------------
Net decrease                     (1,740,626)     $(8,516,812)
------------------------------------------------------------

                                         Six months ended
                                            May 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,393,462      $66,061,725
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       301,069        1,484,255
------------------------------------------------------------
                                 13,694,531       67,545,980

Shares
repurchased                     (11,346,261)     (55,943,583)
------------------------------------------------------------
Net increase                      2,348,270      $11,602,397
------------------------------------------------------------

                                            Year ended
                                         November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,830,235      $67,106,523
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                      525,298,        2,552,021
------------------------------------------------------------
                                 14,355,533       69,658,544

Shares
repurchased                     (12,088,083)     (58,652,639)
------------------------------------------------------------
Net increase                      2,267,450      $11,005,905
------------------------------------------------------------

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         560,773       $2,766,826
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        35,007          172,883
------------------------------------------------------------
                                    595,780        2,939,709

Shares
repurchased                        (533,966)      (2,634,934)
------------------------------------------------------------
Net increase                         61,814         $304,775
------------------------------------------------------------

                                            Year ended
                                        November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,807,401       $8,795,356
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        47,321          230,423
------------------------------------------------------------
                                  1,854,722        9,025,779

Shares
repurchased                      (1,296,199)      (6,300,796)
------------------------------------------------------------
Net increase                        558,523       $2,724,983
------------------------------------------------------------

                                        Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,993,377      $14,691,814
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       710,252        3,547,041
------------------------------------------------------------
                                  3,703,629       18,238,855

Shares
repurchased                      (5,874,928)     (28,968,872)
------------------------------------------------------------
Net decrease                     (2,171,299)    $(10,730,017)
------------------------------------------------------------

                                           For the period
                                           October 1, 1997
                                          (commencement of
                                           operations) to
                                         November 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      26,232,360     $128,541,407
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       241,958        1,186,579
------------------------------------------------------------
                                 26,474,318      129,727,986

Shares
repurchased                      (2,010,907)      (9,836,927)
------------------------------------------------------------
Net increase                     24,463,411     $119,891,059
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

  Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Michael Martino
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA036-43762/398/428/674   7/98



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund
Supplement to Semiannual Report dated May 31, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnamis funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                                            NAV

Six months ended 5/31/98                                3.40%
One year ended 5/31/98                                  8.25
Annual average (since class A inception, 2/16/93)       5.65
------------------------------------------------------------------------
Share value:                                             NAV

11/30/97                                               $4.90
5/31/98                                                 4.92
------------------------------------------------------------------------

Distributions:    No.       Income      Capital gains        Total
                   6      $0.145003        $0.0000         $0.145003
------------------------------------------------------------------------

Current return (end of period)     Total

Current dividend rate1             6.28%
Current 30-day SEC yield2          5.40

1Income portion of most recent distribution, annualized and divided by
 NAV at end of period.
2Based only on investment income, calculated using SEC guidelines.

Class Y shares are offered without an initial sales charge or CDSC.
The class Y share returns shown for periods before their inception October 1, 1997 are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.